Definition of Terms in Fund Name	Aug. 04, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of dividend-paying common stocks and fixed income exchange-traded funds (“ETFs”). The common stocks are derived from the S&P 500 Dividend Aristocrats Index, an index consisting of stocks of those companies contained in the S&P 500 Index that have followed a policy of consistently increasing dividends every year for at least 25 years, which Invesco Capital Markets, Inc., the Sponsor, refers to as “dividend sustainability” companies. The dividend-paying fixed income ETFs are strategically chosen based on their exposure to US and foreign fixed income securities of varying maturities, sub-categories and credit quality. As of the Initial Date of Deposit, the Portfolio invests all of its assets in securities of “dividend sustainability” companies and fixed income ETFs that generally focus on income-oriented asset classes.